RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 30, 2017	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016
Related Party Transaction [Line Items]
Advance from related party				$ 10,000
Due to related party		$ 41,371	$ 36,379	$ 10,000
Repayment to related party			2,379
Security deposit paid by related party		4,992
Chief executive officer
Related Party Transaction [Line Items]
Payments for professional services provided			36,379
Security deposit paid by related party		$ 4,992
Former Chief Executive Officer
Related Party Transaction [Line Items]
Expenses incurred on behalf of company			20,751
Advance from related party			10,000
Repayment to related party			$ 2,379
Non-interest bearing demand loan cancelled and recorded as additional paid in capital	$ 28,372